UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Treaty Oak Capital Management, LP
Address: 300 West 6th Street
         Suite 1910
         Austin, TX  78701

13F File Number:  28-11608

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Aaron R. Stanley
Title:     Managing Partner
Phone:     512.481.1956

Signature, Place, and Date of Signing:

     Aaron R. Stanley     Austin, Texas     August 14, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     24

Form13F Information Table Value Total:     $41,923 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ANADARKO PETE CORP             COM              032511107     2270    50000 SH       SOLE                    50000
CABOT OIL & GAS CORP           COM              127097103     2451    80000 SH       SOLE                    80000
CAL DIVE INTL INC DEL          COM              12802T101      647    75000 SH       SOLE                    75000
CONSOL ENERGY INC              COM              20854P109      340    10000 SH       SOLE                    10000
ENCORE ACQUISITION CO          COM              29255W100     2697    87409 SH       SOLE                    87409
FIRST SOLAR INC                COM              336433107      519     3200 SH       SOLE                     3200
FOREST OIL CORP                COM PAR $0.01    346091705      597    40000 SH       SOLE                    40000
HALLIBURTON CO                 COM              406216101      414    20000 SH       SOLE                    20000
HESS CORP                      COM              42809H107     5461   101600 SH       SOLE                   101600
KEY ENERGY SVCS INC            COM              492914106      461    80000 SH       SOLE                    80000
MARINER ENERGY INC             COM              56845T305     1331   113303 SH       SOLE                   113303
NEWFIELD EXPL CO               COM              651290108     2614    80000 SH       SOLE                    80000
NOBLE CORPORATION BAAR         NAMEN -AKT       H5833N103     1815    60000 SH       SOLE                    60000
OCCIDENTAL PETE CORP DEL       COM              674599105     1974    30000 SH       SOLE                    30000
OCEANEERING INTL INC           COM              675232102     1356    30000 SH       SOLE                    30000
PETROLEO BRASILEIRO SA PETRO   SPONSORED ADR    71654V408     3688    90000 SH       SOLE                    90000
PIONEER NAT RES CO             COM              723787107      638    25000 SH       SOLE                    25000
PLAINS EXPL& PRODTN CO         COM              726505100     3557   130000 SH       SOLE                   130000
PRIDE INTL INC DEL             COM              74153Q102      599    23900 SH       SOLE                    23900
SUNCOR ENERGY INC              COM              867229106     1517    50000 SH       SOLE                    50000
TEEKAY TANKERS LTD             CL A             Y8565N102      258    27725 SH       SOLE                    27725
TRANSOCEAN LTD                 REG SHS          H8817H100     2363    31803 SH       SOLE                    31803
VALERO ENERGY CORP NEW         COM              91913Y100      510    30200 SH       SOLE                    30200
XTO ENERGY INC                 COM              98385X106     3846   100828 SH       SOLE                   100828